Notes and Amounts Receivable for Equity Issued	12 Months Ended
Dec. 31, 2023
Notes And Amounts Receivable For Equity Issued
Notes and Amounts Receivable for Equity Issued

14. Notes and Amounts Receivable for Equity Issued

	December 31, 2023	December 31, 2022
Notes receivable	$97,907	$1,000,122
Amounts receivable	15,402	61,940
	$113,309	$1,062,062

The notes receivable bear interest at 5% and are due between September 30, 2021, and July 31, 2023.

The amounts receivable are non-interest bearing and due on demand.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023 and 2022

(Expressed in U.S. dollars)

14.	Notes and Amounts Receivable for Equity Issued (continued)

The following is a continuity of the Company’s notes and other receivables:

	Notes receivable	Amounts receivable	Total
Balance, December 31, 2021	$1,158,832	$34,809	$1,193,641
Additions	-	51,659	51,659
Repayments	(136,611)	(24,528)	(161,139)
Write-off	(22,099)	-	(22,099)
Balance, December 31, 2022	1,000,122	61,940	1,062,062
Repayments	(297,678)	(36,228)	(333,906)
Settled through RSU repurchase (Note 18)	(604,537)	-	(604,537)
Write-off	-	(10,310)	(10,310)
Balance, December 31, 2023	$97,907	$15,402	$113,309

During the year ended December 31, 2023, the interest income totaled $16,373 (2022 - $52,502). As at December 31, 2023, accrued interest of $44,262 (December 31, 2022 - $52,538) was included in amounts receivable (Note 4). During the year ended December 31, 2023, $80,991 (2022 - $136,611) in cash repayments were made and $252,915 (2022 – $24,528) repayments were made through reductions of accounts payable.